Loans - Schedule of Loans (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 9	$ 4
Loans accrued	7,088	7,379	$ 8,070	$ 8,810
Cancellation of negotiable obligations in Argentine pesos	$ 523	602	249
Cancellation of negotiable obligations in U.S. dollars		45	55
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued		$ 2	$ 57
Interest rate		5.50%	5.85%